Shareholder Report, Holdings (Details)	Sep. 30, 2024
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Institutional Shares | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Institutional Shares | U.S. Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Institutional Shares | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Institutional Shares | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Hamilton Shares | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Hamilton Shares | U.S. Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Hamilton Shares | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund - Hamilton Shares | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)